The Growth Fund of America®
Investment portfolio
May 31, 2021
unaudited
Common stocks 96.34% Information technology 23.16%	Shares	Value (000)
Microsoft Corp.	54,832,274	$13,690,522
ASML Holding NV	4,100,436	2,743,780
ASML Holding NV (New York registered) (ADR)	3,052,130	2,061,622
Broadcom, Inc.	10,120,561	4,780,245
Mastercard, Inc., Class A	11,423,715	4,119,163
Taiwan Semiconductor Manufacturing Company, Ltd.	127,149,000	2,749,790
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,802,693	1,033,084
PayPal Holdings, Inc.[1]	12,885,888	3,350,589
Shopify, Inc., Class A, subordinate voting shares[1]	1,575,103	1,957,648
ServiceNow, Inc.[1]	3,970,155	1,881,377
Applied Materials, Inc.	13,530,362	1,868,949
Autodesk, Inc.[1]	5,605,819	1,602,479
RingCentral, Inc., Class A1	5,468,448	1,435,304
Visa, Inc., Class A	6,264,589	1,423,941
MongoDB, Inc., Class A1,2	4,823,143	1,408,068
Advanced Micro Devices, Inc.[1]	14,921,924	1,194,948
Micron Technology, Inc.[1]	11,353,112	955,251
Adobe, Inc.[1]	1,638,312	826,659
Atlassian Corp. PLC, Class A1	3,542,425	826,377
Square, Inc., Class A1	3,476,672	773,629
FleetCor Technologies, Inc.[1]	2,781,154	763,260
CrowdStrike Holdings, Inc., Class A1	2,834,975	629,790
Motorola Solutions, Inc.	2,573,446	528,354
Fiserv, Inc.[1]	4,455,466	513,270
Trimble, Inc.[1]	5,985,535	465,615
Bill.com Holdings, Inc.[1]	2,997,103	446,329
Cree, Inc.[1]	4,387,464	438,790
EPAM Systems, Inc.[1]	856,460	409,045
Lam Research Corp.	590,640	383,827
Keyence Corp.	770,000	378,846
Okta, Inc., Class A1	1,658,739	368,970
Ceridian HCM Holding, Inc.[1]	4,085,456	365,485
Apple, Inc.	2,867,102	357,270
Cognizant Technology Solutions Corp., Class A	4,288,593	306,892
Fidelity National Information Services, Inc.	2,024,142	301,557
Zendesk, Inc.[1]	2,194,438	299,892
Tyler Technologies, Inc.[1]	740,505	298,542
ON Semiconductor Corp.[1]	5,824,560	233,215
Zoom Video Communications, Inc., Class A1	637,473	211,341
Enphase Energy, Inc.[1]	1,459,520	208,784
Nice, Ltd. (ADR)	936,136	208,159
NetApp, Inc.	2,652,598	205,232
SS&C Technologies Holdings, Inc.	2,645,794	195,445
Samsung Electronics Co., Ltd.	2,672,660	193,645
NortonLifeLock, Inc.	6,457,978	178,628
Jack Henry & Associates, Inc.	1,139,637	175,675
Zscaler, Inc.[1]	900,700	174,916
The Growth Fund of America — Page 1 of 15

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Snowflake, Inc., Class A1	725,977	$172,804
Alteryx, Inc., Class A1	2,092,315	162,719
Elastic NV, non-registered shares[1]	1,311,538	155,037
Paycom Software, Inc.[1]	449,677	148,214
Affirm Holdings, Inc., Class A1,3	2,368,845	144,049
Accenture PLC, Class A	482,859	136,244
DocuSign, Inc.[1]	663,098	133,694
Intel Corp.	2,280,393	130,256
CDK Global, Inc.	2,347,736	122,881
TELUS International (Cda), Inc., subordinate voting shares[1]	3,309,035	102,712
Qualtrics International, Inc., Class A1	2,920,738	100,590
Cloudflare, Inc., Class A1	1,199,757	98,452
Qorvo, Inc.[1]	523,733	95,697
VeriSign, Inc.[1]	419,823	92,328
Vontier Corp.	2,604,558	91,368
Datadog, Inc., Class A1	979,498	89,183
Amphenol Corp., Class A	1,176,228	79,113
Zebra Technologies Corp., Class A1	158,492	78,778
Keysight Technologies, Inc.[1]	533,423	75,949
Epic Games, Inc.[1,4,5,6]	84,249	74,560
GoDaddy Inc., Class A1	789,871	63,948
Flex, Ltd.[1]	3,453,892	63,103
Concentrix Corp.[1]	406,568	62,091
Arista Networks, Inc.[1]	164,606	55,864
NXP Semiconductors NV	245,135	51,826
Palo Alto Networks, Inc.[1]	126,902	46,097
Stripe, Inc., Class B1,4,5,6	1,123,404	45,077
Smartsheet, Inc., Class A1	743,394	43,920
Kulicke and Soffa Industries, Inc.	835,800	43,378
Amadeus IT Group SA, Class A, non-registered shares[1]	528,604	39,909
Appfolio, Inc., Class A1	260,981	35,204
MKS Instruments, Inc.	183,192	34,482
UiPath, Inc., Class A1,3	353,833	28,243
QUALCOMM, Inc.	206,685	27,807
Guidewire Software, Inc.[1]	165,000	16,127
		62,865,903
Consumer discretionary 19.96%
Tesla, Inc.[1]	20,851,395	13,036,709
Amazon.com, Inc.[1]	3,585,350	11,555,834
Home Depot, Inc.	7,025,820	2,240,604
General Motors Company[1]	30,960,333	1,836,257
Royal Caribbean Cruises, Ltd.[1,2]	18,131,040	1,691,082
Caesars Entertainment, Inc.[1,2]	14,974,381	1,608,997
Burlington Stores, Inc.[1,2]	4,815,540	1,557,201
Peloton Interactive, Inc., Class A1	14,105,916	1,556,024
NIKE, Inc., Class B	10,082,371	1,375,840
LVMH Moët Hennessy-Louis Vuitton SE	1,703,899	1,358,516
Airbnb, Inc., Class A1,3	7,145,256	1,003,194
D.R. Horton, Inc.	10,463,097	997,028
MercadoLibre, Inc.[1]	726,782	987,457
Flutter Entertainment PLC (CDI)[1]	3,005,043	563,970
Flutter Entertainment PLC[1]	2,270,122	422,510
Hilton Worldwide Holdings, Inc.[1]	7,517,384	941,703
Booking Holdings, Inc.[1]	387,031	913,993
The Growth Fund of America — Page 2 of 15

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
NVR, Inc.[1,2]	181,876	$888,870
Evolution AB	4,239,668	811,862
Chipotle Mexican Grill, Inc.[1]	563,991	773,784
Darden Restaurants, Inc.	4,331,707	620,430
Dollar General Corp.	2,457,335	498,741
Hermès International	332,831	469,070
Moncler SpA	6,379,862	453,430
Aptiv PLC[1]	3,008,571	452,549
DoorDash, Inc., Class A1,3	2,984,566	448,521
Starbucks Corp.	3,646,768	415,294
Mattel, Inc.[1]	16,734,350	354,936
Mercari, Inc.[1]	6,102,900	289,287
Vail Resorts, Inc.[1]	825,017	269,682
Floor & Decor Holdings, Inc., Class A1	2,519,345	247,677
YETI Holdings, Inc.[1]	2,751,810	241,059
EssilorLuxottica[3]	1,344,329	233,238
Lennar Corp., Class A	2,167,000	214,555
Domino’s Pizza, Inc.	496,490	211,937
lululemon athletica, inc.[1]	598,900	193,523
Kering SA	200,000	183,012
Wynn Resorts, Ltd.[1]	1,381,502	182,179
Xpeng, Inc., Class A (ADR)[1,3]	5,532,000	177,743
Aramark	4,470,017	166,955
Just Eat Takeaway (EUR denominated)[1]	1,756,206	159,436
Just Eat Takeaway (GBP denominated)[1]	68,099	6,164
Etsy, Inc.[1]	957,000	157,647
Industria de Diseño Textil, SA	4,035,550	156,386
Wayfair Inc., Class A1	444,580	136,281
DraftKings, Inc., Class A1	2,249,510	112,363
LGI Homes, Inc.[1]	563,483	101,883
Dollar Tree Stores, Inc.[1]	1,017,369	99,193
Marriott International, Inc., Class A1	670,635	96,290
Arrival Group[1,4,7]	4,820,116	88,798
Toll Brothers, Inc.	1,308,000	85,334
Carvana Co., Class A1	315,479	83,630
Norwegian Cruise Line Holdings, Ltd.[1,3]	2,554,800	81,498
Restaurant Brands International, Inc.	1,153,000	80,387
Cie. Financière Richemont SA, Class A	577,766	70,481
Alibaba Group Holding, Ltd.[1]	2,167,600	58,928
YUM! Brands, Inc.	479,878	57,571
Pool Corp.	129,747	56,641
Las Vegas Sands Corp.[1]	794,827	45,901
		54,180,065
Communication services 18.28%
Facebook, Inc., Class A1	40,954,819	13,463,078
Alphabet, Inc., Class C1	3,296,922	7,950,725
Alphabet, Inc., Class A1	2,317,848	5,462,820
Netflix, Inc.[1,2]	24,207,471	12,171,758
Charter Communications, Inc., Class A1	4,159,977	2,889,229
Comcast Corp., Class A	28,896,148	1,656,905
Activision Blizzard, Inc.	15,435,577	1,501,110
Snap, Inc., Class A1	13,191,131	819,433
Yandex NV, Class A1	8,322,746	562,118
Tencent Holdings, Ltd.	6,543,900	521,897
The Growth Fund of America — Page 3 of 15

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
T-Mobile US, Inc.[1]	3,377,346	$477,726
Zillow Group, Inc., Class C, nonvoting shares[1]	2,120,579	248,786
Zillow Group, Inc., Class A1	1,061,173	125,526
Pinterest, Inc., Class A1	3,308,376	216,037
SoftBank Group Corp.	2,461,100	185,577
Playtika Holding Corp.[1]	6,271,682	172,032
Iridium Communications, Inc.[1]	4,461,034	170,456
Walt Disney Company[1]	924,813	165,218
Match Group, Inc.[1]	920,262	131,947
ViacomCBS, Inc., Class B	2,835,000	120,261
ROBLOX Corp., Class A1,3	1,250,585	117,267
New York Times Co., Class A	2,658,224	113,825
Bumble, Inc., Class A1	2,144,731	102,347
Live Nation Entertainment, Inc.[1]	799,569	72,049
Liberty Broadband Corp., Class C, nonvoting shares[1]	370,093	61,543
Sea, Ltd., Class A (ADR)[1]	201,500	51,028
ZoomInfo Technologies, Inc., Class A1	1,152,766	50,526
Electronic Arts, Inc.	212,763	30,410
		49,611,634
Health care 12.92%
UnitedHealth Group, Inc.	13,840,693	5,701,258
Thermo Fisher Scientific, Inc.	5,813,719	2,729,541
Abbott Laboratories	22,633,623	2,640,212
NovoCure, Ltd.[1,2]	8,317,762	1,696,823
Regeneron Pharmaceuticals, Inc.[1]	3,154,755	1,585,044
Centene Corp.[1]	18,037,945	1,327,593
Vertex Pharmaceuticals, Inc.[1]	5,915,634	1,234,179
Seagen, Inc.[1]	7,804,557	1,212,438
Intuitive Surgical, Inc.[1]	1,058,315	891,292
Insulet Corp.[1]	3,221,334	868,697
Edwards Lifesciences Corp.[1]	7,766,862	744,842
BioMarin Pharmaceutical, Inc.[1]	8,891,965	687,349
Humana Inc.	1,544,280	675,931
Zoetis, Inc., Class A	3,720,472	657,333
Stryker Corp.	2,288,764	584,253
Ultragenyx Pharmaceutical, Inc.[1,2]	5,337,580	542,885
Teladoc Health, Inc.[1]	3,539,139	532,924
Oak Street Health, Inc.[1]	8,815,816	532,387
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	49,370,750	513,456
Allakos, Inc.[1,2]	4,986,172	505,797
Cigna Corp.	1,846,602	477,993
Biohaven Pharmaceutical Holding Co., Ltd.[1,2]	5,466,196	475,559
Zimmer Biomet Holdings, Inc.	2,469,818	415,744
PerkinElmer, Inc.	2,797,637	405,853
Amgen, Inc.	1,572,143	374,076
Danaher Corp.	1,455,668	372,855
ResMed, Inc.	1,797,138	369,941
Illumina, Inc.[1]	911,816	369,869
DexCom, Inc.[1]	992,629	366,667
Catalent, Inc.[1]	3,429,548	359,520
Molina Healthcare, Inc.[1]	1,311,307	329,610
Exact Sciences Corp.[1]	2,757,819	304,822
Twist Bioscience Corp.[1,2]	2,529,940	271,488
QIAGEN NV1	5,454,074	269,213
The Growth Fund of America — Page 4 of 15

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Novo Nordisk A/S, Class B	3,342,961	$264,561
Gilead Sciences, Inc.	3,987,978	263,645
Sarepta Therapeutics, Inc.[1]	3,379,578	255,665
Vir Biotechnology, Inc.[1]	5,425,970	227,402
Moderna, Inc.[1]	1,124,772	208,094
Pfizer, Inc.	5,354,705	207,388
Guardant Health, Inc.[1]	1,613,825	200,308
Mettler-Toledo International, Inc.[1]	152,304	198,140
Eli Lilly and Company	954,806	190,713
Allogene Therapeutics, Inc.[1,2]	7,309,963	187,866
Penumbra, Inc.[1]	723,089	180,129
Baxter International, Inc.	2,020,605	165,932
CRISPR Therapeutics AG1	1,166,034	137,802
BeiGene, Ltd. (ADR)[1]	310,868	111,450
BeiGene, Ltd.[1]	832,100	24,079
Neurocrine Biosciences, Inc.[1]	1,230,536	118,402
R1 RCM, Inc.[1]	4,450,000	103,018
Daiichi Sankyo Company, Ltd.	4,449,900	102,824
Verily Life Sciences LLC[1,4,5,6]	673,374	100,548
Madrigal Pharmaceuticals, Inc.[1,2]	892,758	100,257
Cortexyme, Inc.[1,2,3]	2,234,812	92,454
Chemed Corp.	172,649	84,829
AstraZeneca PLC	635,862	72,685
Applied Molecular Transport, Inc.[1,3]	1,457,700	69,882
Novavax, Inc.[1]	401,818	59,316
Pacific Biosciences of California, Inc.[1]	1,858,360	50,269
Syneos Health, Inc., Class A1	554,000	48,697
Acerta Pharma BV1,4,5,6	273,779,325	38,411
Anthem, Inc.	84,451	33,630
Alnylam Pharmaceuticals, Inc.[1]	180,000	25,558
TG Therapeutics, Inc.[1]	732,695	25,549
AbCellera Biologics, Inc.[1,3]	875,133	23,480
Global Blood Therapeutics, Inc.[1]	549,633	21,122
Adaptive Biotechnologies Corp.[1]	540,938	20,453
GoodRx Holdings, Inc., Class A1,3	354,389	13,151
Sana Biotechnology, Inc.[1]	590,081	12,374
		35,067,527
Industrials 8.35%
CSX Corp.	26,741,874	2,677,396
Carrier Global Corp.[2]	45,138,468	2,073,210
Caterpillar, Inc.	6,591,303	1,589,031
TransDigm Group, Inc.[1]	2,351,587	1,525,804
Old Dominion Freight Line, Inc.	4,053,489	1,075,999
Airbus SE, non-registered shares[1]	7,582,902	989,032
Honeywell International, Inc.	3,666,977	846,742
Safran SA	4,824,516	721,882
General Electric Co.	48,297,221	679,059
Ryanair Holdings PLC (ADR)[1]	5,128,751	598,782
Ryanair Holdings PLC[1]	3,788,378	78,152
Jacobs Engineering Group, Inc.	3,943,624	560,310
Dun & Bradstreet Holdings, Inc.[1,2]	24,215,494	519,907
Equifax, Inc.	2,000,532	470,205
HEICO Corp.	2,646,257	371,693
HEICO Corp., Class A	681,556	90,279
The Growth Fund of America — Page 5 of 15

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Delta Air Lines, Inc.[1]	8,870,000	$422,921
Uber Technologies, Inc.[1]	7,283,105	370,200
Rolls-Royce Holdings PLC[1]	241,396,360	367,027
Raytheon Technologies Corp.	3,994,333	354,337
Northrop Grumman Corp.	965,418	353,217
Norfolk Southern Corp.	1,173,406	329,610
L3Harris Technologies, Inc.	1,462,613	318,937
Union Pacific Corp.	1,382,219	310,626
TuSimple Holdings, Inc., Class A1,3	7,738,452	296,692
Lockheed Martin Corp.	747,248	285,598
Harmonic Drive Systems, Inc.[2,3]	5,156,252	277,851
BWX Technologies, Inc.	4,269,176	266,994
Emerson Electric Co.	2,603,476	249,127
United Airlines Holdings, Inc.[1]	3,932,718	229,474
Boeing Company[1]	907,598	224,195
Fortive Corp.	2,790,237	202,348
RELX PLC (ADR)	7,395,061	193,233
Armstrong World Industries, Inc.	1,753,910	186,528
Waste Management, Inc.	1,314,122	184,871
Stanley Black & Decker, Inc.	819,452	177,657
Parker-Hannifin Corp.	550,899	169,759
ABB, Ltd.	4,716,859	160,946
United Rentals, Inc.[1]	475,683	158,859
Otis Worldwide Corp.	1,982,467	155,287
MTU Aero Engines AG	592,442	152,863
FedEx Corp.	453,908	142,895
ASSA ABLOY AB, Class B	4,462,389	137,215
Southwest Airlines Co.[1]	2,198,815	135,139
AMETEK, Inc.	933,877	126,167
Waste Connections, Inc.	914,218	111,023
Cummins, Inc.	399,733	102,843
Komatsu, Ltd.	3,503,700	102,496
Epiroc AB, Class B	4,337,777	86,524
Epiroc AB, Class A	646,486	14,638
Generac Holdings, Inc.[1]	305,721	100,497
Singapore Technologies Engineering, Ltd.	32,993,300	96,635
Lennox International, Inc.	252,458	88,343
Copart, Inc.[1]	498,899	64,363
Air Lease Corp., Class A	749,950	35,293
ManpowerGroup, Inc.	160,914	19,469
Kratos Defense & Security Solutions, Inc.[1]	773,077	19,335
		22,649,515
Financials 6.03%
JPMorgan Chase & Co.	14,666,831	2,408,880
First Republic Bank	7,309,668	1,399,363
BlackRock, Inc.	973,118	853,463
Intercontinental Exchange, Inc.	6,894,372	778,237
SVB Financial Group[1]	1,291,922	753,048
KKR & Co., Inc.	11,639,123	648,183
Bank of America Corp.	14,868,248	630,265
CME Group, Inc., Class A	2,784,849	609,214
S&P Global, Inc.	1,534,885	582,443
PNC Financial Services Group, Inc.	2,595,455	505,283
Progressive Corp.	4,842,000	479,745
The Growth Fund of America — Page 6 of 15

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
HDFC Bank, Ltd. (ADR)[1]	3,203,156	$245,138
HDFC Bank, Ltd.[1]	8,630,879	180,152
Marsh & McLennan Companies, Inc.	3,021,024	417,959
Citigroup, Inc.	4,844,449	381,307
Arch Capital Group, Ltd.[1]	8,962,523	357,515
American International Group, Inc.	6,738,296	356,052
MSCI, Inc.	733,733	343,482
Morgan Stanley	3,723,000	338,607
AIA Group, Ltd.	25,116,688	321,019
Capital One Financial Corp.	1,914,382	307,794
Carlyle Group, Inc.	6,775,475	295,682
Fannie Mae[1]	127,140,602	273,352
East West Bancorp, Inc.	3,579,687	267,689
Berkshire Hathaway, Inc., Class B1	840,005	243,131
Essent Group, Ltd.	4,966,250	237,585
Western Alliance Bancorporation	2,362,639	236,288
Athene Holding, Ltd., Class A1	3,583,384	224,427
Chubb, Ltd.	1,291,595	219,558
Federal Home Loan Mortgage Corp.[1,3]	91,335,258	198,197
Moody’s Corp.	572,068	191,843
The Blackstone Group, Inc.	1,857,609	172,145
Goldman Sachs Group, Inc.	430,500	160,155
Travelers Companies, Inc.	956,674	152,781
BOK Financial Corp.	1,261,350	114,833
Ares Management Corp., Class A	1,615,787	89,159
Aon PLC, Class A	339,690	86,067
Tradeweb Markets, Inc., Class A	858,026	71,885
Discover Financial Services	603,000	70,708
Everest Re Group, Ltd.	240,148	62,429
Focus Financial Partners, Inc., Class A1	996,961	50,536
Trupanion, Inc.[1]	392,000	35,347
Fifth Third Bancorp	463,000	19,511
		16,370,457
Energy 2.36%
EOG Resources, Inc.	26,668,200	2,142,523
Cenovus Energy ,Inc.[2]	130,157,219	1,088,058
Pioneer Natural Resources Company	5,787,036	880,729
Diamondback Energy, Inc.	7,095,381	568,127
Halliburton Company	20,315,909	456,092
ConocoPhillips	6,353,123	354,123
Baker Hughes Co., Class A	7,948,278	193,938
Cimarex Energy Co.	2,025,413	137,222
Exxon Mobil Corp.	1,672,500	97,624
ONEOK, Inc.	1,608,100	84,811
Canadian Natural Resources, Ltd. (CAD denominated)	1,846,664	64,809
Canadian Natural Resources, Ltd.	525,148	18,181
Chesapeake Energy Corp.	1,509,196	79,686
Suncor Energy, Inc.	3,116,669	72,455
BP PLC	12,217,939	53,142
Weatherford International[1,2]	4,329,899	50,227
Schlumberger, Ltd.	1,436,897	45,018
Equitrans Midstream Corp.	1,092,889	9,005
		6,395,770
The Growth Fund of America — Page 7 of 15

unaudited
Common stocks (continued) Materials 2.23%	Shares	Value (000)
Vale SA, ordinary nominative shares (ADR)	42,946,552	$924,210
Vale SA, ordinary nominative shares	14,500,065	317,636
Freeport-McMoRan, Inc.	23,139,107	988,503
Sherwin-Williams Company	2,916,120	826,807
LyondellBasell Industries NV	5,862,126	660,193
Shin-Etsu Chemical Co., Ltd.	3,198,500	550,806
Linde PLC	1,503,648	451,996
Rio Tinto PLC	5,097,784	439,180
Barrick Gold Corp.	11,900,000	286,552
Celanese Corp.	1,520,108	251,502
Allegheny Technologies, Inc.[1]	5,111,032	125,169
Ball Corp.	1,036,744	85,179
PPG Industries, Inc.	420,032	75,488
Packaging Corporation of America	174,000	25,865
Scotts Miracle-Gro Co., Class A	109,978	23,906
Summit Materials, Inc., Class A1	350,600	12,208
Danimer Scientific, Inc., Class A1,3	436,826	9,689
		6,054,889
Consumer staples 2.04%
Costco Wholesale Corp.	2,934,898	1,110,184
Philip Morris International, Inc.	7,084,939	683,201
Constellation Brands, Inc., Class A	2,382,903	571,230
Herbalife Nutrition, Ltd.[1,2]	9,113,979	479,122
Altria Group, Inc.	9,670,236	475,969
Heineken NV	3,879,120	463,068
Reckitt Benckiser Group PLC	4,978,078	450,368
Kerry Group PLC, Class A	1,983,453	268,256
Pernod Ricard SA	990,595	218,225
Estée Lauder Companies, Inc., Class A	679,864	208,392
Monster Beverage Corp.[1]	1,441,000	135,843
Molson Coors Beverage Company, Class B, restricted voting shares[1]	2,310,757	134,763
Grocery Outlet Holding Corp.[1]	3,887,674	132,453
British American Tobacco PLC	2,080,463	80,189
Fevertree Drinks PLC	1,795,000	65,156
Church & Dwight Co., Inc.	401,055	34,382
JUUL Labs, Inc., Class A1,4,5,6	433,213	18,373
Kroger Co.	480,000	17,750
		5,546,924
Real estate 0.66%
Equinix, Inc. REIT	979,772	721,818
SBA Communications Corp. REIT	1,669,684	497,766
American Tower Corp. REIT	1,635,058	417,692
Pebblebrook Hotel Trust REIT	3,690,025	82,472
Park Hotels & Resorts, Inc. REIT[1]	3,421,085	71,124
		1,790,872
Utilities 0.35%
NextEra Energy, Inc.	5,081,490	372,067
PG&E Corp.[1]	20,286,117	205,701
Xcel Energy, Inc.	2,798,131	198,332
The Growth Fund of America — Page 8 of 15

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Ørsted AS	608,809	$92,378
AES Corp.	3,440,313	87,418
		955,896
Total common stocks (cost: $111,099,491,000)		261,489,452
Preferred securities 0.55% Financials 0.29%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,3]	42,004,946	267,571
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	16,877,351	103,121
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	6,554,622	71,511
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	3,784,090	22,061
Fannie Mae, Series P, 4.50% noncumulative preferred shares[1]	755,000	3,964
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	48,948,739	295,651
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	2,031,012	10,561
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	1,312
		775,752
Consumer discretionary 0.19%
Rivian Automotive, Inc., Series E, preferred shares[1,4,5,6]	5,565,505	205,089
Rivian Automotive, Inc., Series F, preferred shares[1,4,5,6]	2,267,556	83,559
GM Cruise Holdings LLC, Series F, preferred shares[1,4,5,6]	5,205,500	137,165
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5,6]	1,164,589	100,000
		525,813
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,515,386	99,566
PsiQuantum, Corp., Series D, preferred shares[1,4,5,6]	613,889	16,100
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5,6]	376,444	15,105
		130,771
Health care 0.02%
Grail, Inc., Series D, convertible preferred shares[1,4,5,6]	10,878,487	60,158
Total preferred securities (cost: $1,445,074,000)		1,492,494
Rights & warrants 0.00% Energy 0.00%
Cenovus Energy, Inc., warrants, expire 2026[1,2]	1,059,938	4,531
Total rights & warrants (cost: $3,572,000)		4,531
Convertible bonds & notes 0.01% Consumer discretionary 0.01%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[2,7]	$15,746	23,036
Total convertible bonds & notes (cost: $15,465,000)		23,036
The Growth Fund of America — Page 9 of 15

unaudited
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Energy 0.01%	Principal amount (000)	Value (000)
Weatherford International PLC 8.75% 2024[2,7]	$5,691	$5,954
Weatherford International PLC 11.00% 2024[2,7]	15,155	15,386
Total bonds, notes & other debt instruments (cost: $20,297,000)		21,340
Short-term securities 3.22% Money market investments 3.05%	Shares
Capital Group Central Cash Fund 0.05%[2,8]	82,652,097	8,266,036
Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	363,046,434	363,047
Capital Group Central Cash Fund 0.05%[2,8,9]	772,713	77,279
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	25,494,973	25,495
		465,821
Total short-term securities (cost: $8,731,318,000)		8,731,857
Total investment securities 100.13% (cost: $121,315,217,000)		271,762,710
Other assets less liabilities (0.13)%		(353,454)
Net assets 100.00%		$271,409,256
The Growth Fund of America — Page 10 of 15

unaudited
Investments in affiliates2

	Value of affiliates at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 5/31/2021 (000)	Dividend or interest income (000)
Common stocks 10.20%
Information technology 0.52%
MongoDB, Inc., Class A1	$1,085,512	$58,049	$696	$536	$264,667	$1,408,068	$—
FleetCor Technologies, Inc.[1,10]	1,480,865	184,632	1,014,534	176,535	(64,238)	—	—
						1,408,068
Consumer discretionary 2.12%
Royal Caribbean Cruises, Ltd.[1]	950,295	384,383	84,205	3,718	436,891	1,691,082	—
Caesars Entertainment, Inc.[1]	428,233	790,761	485,760	130,061	745,702	1,608,997	—
Burlington Stores, Inc.[1]	722,530	400,232	187,578	25,008	597,009	1,557,201	—
NVR, Inc.[1]	639,315	358,829	209,691	26,620	73,797	888,870	—
Darden Restaurants, Inc.[10]	645,358	215,434	675,913	198,086	237,465	—	9,856
Grand Canyon Education, Inc.[1,10]	238,456	—	214,906	(64,603)	41,053	—	—
						5,746,150
Communication services 4.48%
Netflix, Inc.[1]	13,509,883	684,366	1,343,233	453,267	(1,132,525)	12,171,758	—
Health care 1.43%
NovoCure, Ltd.[1]	372,865	516,441	390	260	807,647	1,696,823	—
Ultragenyx Pharmaceutical, Inc.[1]	430,201	74,157	42,516	(2,936)	83,979	542,885	—
Allakos, Inc.[1]	414,878	39,201	5,725	(587)	58,030	505,797	—
Biohaven Pharmaceutical Holding Co., Ltd.[1]	226,036	149,811	143	48	99,807	475,559	—
Twist Bioscience Corp.[1]	7,662	248,035	60	29	15,822	271,488	—
Allogene Therapeutics, Inc.[1]	455,473	33,528	178,276	(30,095)	(92,764)	187,866	—
Madrigal Pharmaceuticals, Inc.[1]	87,727	19,699	13,287	(19,798)	25,916	100,257	—
Cortexyme, Inc.[1,3]	74,193	23,909	43	9	(5,614)	92,454	—
Bluebird Bio, Inc.[1,10]	325,896	40,897	173,179	(392,715)	199,101	—	—
Sarepta Therapeutics, Inc.[1,10]	487,351	141,254	86,510	(46,245)	(240,185)	—	—
						3,873,129
Industrials 1.06%
Carrier Global Corp.	526,656	1,099,971	40,570	81	487,072	2,073,210	9,979
Dun & Bradstreet Holdings, Inc.[1]	545,598	221,466	161,158	(8,269)	(77,730)	519,907	—
Harmonic Drive Systems, Inc.[3]	152,679	173,863	127	75	(48,639)	277,851	690
						2,870,968
Energy 0.42%
Cenovus Energy ,Inc.	107,480	635,497	202	127	345,156	1,088,058	1,760
Weatherford International[1]	13,127	—	14	(36)	37,150	50,227	—
Diamondback Energy, Inc.[10]	357,873	—	159,268	(75,998)	445,520	—	10,706
						1,138,285
Consumer staples 0.17%
Herbalife Nutrition, Ltd.[1]	448,193	—	238	161	31,006	479,122	—
Total common stocks						27,687,480
Rights & warrants 0.00%
Energy 0.00%
Cenovus Energy, Inc., warrants, expire 2026[1]	—	3,573	1	—[11]	959	4,531	—
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[7]	19,208	—	10	2	3,836	23,036	596
The Growth Fund of America — Page 11 of 15

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 5/31/2021 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.01%
Energy 0.01%
Weatherford International PLC 8.75% 2024[7]	$5,477	$—	$—	$—	$477	$5,954	$443
Weatherford International PLC 11.00% 2024[7]	10,192	—	—	—	5,194	15,386	1,276
						21,340
Short-term securities 3.07%
Money market investments 3.04%
Capital Group Central Cash Fund 0.05%[8]	8,612,421	18,780,509	19,126,894	722	(722)	8,266,036	6,473
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.05%[8,9]	—	77,279[12]				77,279	—[13]
Total short-term securities						8,343,315
Total 13.29%				$374,063	$3,380,839	$36,079,702	$41,779
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was on loan. The total value of all such securities was $509,113,000, which represented .19% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $982,943,000, which represented .36% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $133,174,000, which represented .05% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 5/31/2021.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Unaffiliated issuer at 5/31/2021.
[11]	Amount less than one thousand.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rivian Automotive, Inc., Series E, preferred shares	7/10/2020	$86,210	$205,089.07%
Rivian Automotive, Inc., Series F, preferred shares	1/19/2021	83,560	83,559.03
GM Cruise Holdings LLC, Series F, preferred shares	5/7/2020	95,000	137,165.05
Verily Life Sciences LLC	12/21/2018	83,000	100,548.04
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares	5/1/2020	100,000	100,000.03
Epic Games, Inc.	3/29/2021	74,560	74,560.03
Stripe, Inc., Class B	5/6/2021	45,080	45,077.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	15,105	15,105.01
Grail, Inc., Series D, convertible preferred shares	4/17/2020	55,567	60,158.02
Acerta Pharma BV	5/7/2015	15,750	38,411.01
JUUL Labs, Inc., Class A	4/8/2019	120,000	18,373.01
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	16,100	16,100.01
Total private placement securities		$789,932	$894,145.33%
The Growth Fund of America — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Growth Fund of America — Page 13 of 15

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$62,746,266	$—	$119,637	$62,865,903
Consumer discretionary	54,091,267	88,798	—	54,180,065
Communication services	49,611,634	—	—	49,611,634
Health care	34,928,568	—	138,959	35,067,527
Industrials	22,649,515	—	—	22,649,515
Financials	16,370,457	—	—	16,370,457
Energy	6,395,770	—	—	6,395,770
Materials	6,054,889	—	—	6,054,889
Consumer staples	5,528,551	—	18,373	5,546,924
Real estate	1,790,872	—	—	1,790,872
Utilities	955,896	—	—	955,896
Preferred securities	875,318	—	617,176	1,492,494
Rights & warrants	4,531	—	—	4,531
Convertible bonds & notes	—	23,036	—	23,036
Bonds, notes & other debt instruments	—	21,340	—	21,340
Short-term securities	8,731,857	—	—	8,731,857
Total	$270,735,391	$133,174	$894,145	$271,762,710
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
The Growth Fund of America — Page 14 of 15

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-005-0721O-S85345	The Growth Fund of America — Page 15 of 15